BLANCHARD GLOBAL GROWTH FUND
BLANCHARD PRECIOUS METALS FUND, INC.
BLANCHARD FLEXIBLE INCOME FUND
BLANCHARD SHORT-TERM FLEXIBLE INCOME FUND
BLANCHARD FLEXIBLE TAX-FREE BOND FUND
(portfolios of The Blanchard Group of Funds)
SUPPLEMENT TO PROSPECTUS DATED AUGUST 31, 1996.

NOTICE TO SHAREHOLDERS:
In keeping with our mandate to provide you with the highest quality of service, while keeping expenses low, the Investors' Services department has been relocated from New York City to our headquarters office in Richmond, Virginia.


1. On page 19 of the prospectus, please delete the first sentence of the first paragraph of the section entitled
`PURCHASES BY MAIL'' in its entirety and replace it with the following:


`To purchase shares of a Fund by mail, simply send a completed Application (included with this Prospectus or obtainable from the Fund) to The Blanchard Group of Funds, c/o Signet Financial Services, Inc., P.O. Box 26301, Richmond VA 23260, together with a check payable to the individual Fund in payment for the shares.''


2. On page 19 of the prospectus, please delete the second sentence of the third paragraph of the section entitled
`PURCHASES BY MAIL'' in its entirety and replace it with the following:


`This is generally the next business day after Signet Financial Services, Inc. (`Signet'') receives the check.''


3. On page 19 of the prospectus, please delete the second paragraph of the section entitled `PURCHASES BY WIRE'' in its entirety and replace it with the following:


`Call Investor Services at 1-800-829-3863 to receive wiring instructions.''


4. On page 21 of the prospectus, please delete the third sentence of the third paragraph of the section entitled
`EXCHANGE PRIVILEGE'' in its entirety and replace it with the following:


`As a result of the Funds' policy, neither a Fund nor Signet will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine.''




5. On page 21 of the prospectus, please delete the final paragraph of the section entitled `CHECK-WRITING
PRIVILEGE''in its entirety and replace it with the following:


`A COMPLETED NEW ACCOUNT APPLICATION OR SHAREHOLDER PRIVILEGE FORM MUST BE RECEIVED BY SIGNET BEFORE THESE PRIVILEGES MAY BE USED.''




6.  On page 22 of the prospectus, please delete the first

sentence of the section entitled `HOW TO REDEEM'' in its entirety and replace it with the following:


`You may redeem your shares on any business day at the next determined net asset value calculated after your redemption request has been accepted by Signet as described below.''


7. On page 22 of the prospectus, please delete the third sentence of the first paragraph of the section entitled `BY
TELEPHONE''in its entirety and replace it with the following:


`Redemptions of Fund shares can be made in this manner only after you have executed and filed with Signet, the telephone redemption authorization form which may be obtained from your Fund or Signet.''


8. On page 22 of the prospectus, please delete the fourth sentence of the second paragraph of the section entitled
`BY TELEPHONE'' in its entirety and replace it with the following:


`As long as the identification procedures described above are followed, neither your Fund nor Signet will be responsible for any claims, losses or expenses for acting on telephone instructions that they reasonably believe to be genuine.''


9. On page 22 of the prospectus, please delete the fifth sentence of the third paragraph of the section entitled `BY
TELEPHONE''in its entirety and replace it with the following:

`However, the proceeds of a wire redemption may be subject to the usual and customary charges imposed by Signet for the wiring of funds.''




10. On page 22 of the prospectus, please delete the first sentence of the section entitled `BY MAIL'' in its entirety and replace it with the following:


`All other redemption requests should be made in writing to The Blanchard Group of Funds, c/o Signet Financial Services, Inc., P.O. Box 26301, Richmond VA 23260.''


11. On page 22 of the prospectus, please delete the third sentence of the section entitled `BY MAIL'' in its entirety and replace it with the following:


`Signatures on redemption requests for amounts in excess of $25,000 and endorsed share certificates submitted for redemption must be accompanied by signature guarantees from any eligible guarantor institution approved by Signet in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees (`Signature Guarantee Guidelines'').''


12. On page 22 of the prospectus, please delete the fifth and sixth sentences of the section entitled `BY MAIL'' in their entirety and replace them with the following:


`All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program (`STAMP'') in order to be approved by Signet pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from Signet at 1-800-829-3863.''


13. On page 23 of the prospectus, please delete the first and second sentences of the section entitled `GENERAL
INFORMATION''in their entirety and replace them with the following:


`Your redemption request becomes effective when it is received in proper form by Signet prior to 4:00 p.m. Eastern time, or your redemption will occur on the following business day. We will make payment for redeemed shares within seven days after receipt by Signet.''




14. On page 30 of the prospectus, please delete the section entitled `SHAREHOLDER INQUIRIES'' in its entirety and replace it with the following:


`SHAREHOLDER INQUIRIES. Shareholder inquiries concerning the status of an account or information concerning the Funds should be directed to Signet Financial Services, Inc., P.O. Box 26301, Richmond VA 23260, or by calling 1-800-829-3863.''



                                                  April 25, 1997

FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA 15222-3779




Federated Securities Corp. is the distributor of the Funds and is a subsidiary of Federated Investors.
Cusip 093265106
Cusip 093254100
Cusip 093212306
Cusip 093212405
Cusip 093212603
G01687-18 (4/97)